Contributed Equity - Summary of Issued and Fully Paid Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning balance	$ 35,170	$ 37,127	$ 14,229
Ordinary shares issued for the acquisition of BHPP			19,265
Transaction costs associated with the issue of shares			(5)
Ending balance	$ 36,153	$ 35,170	$ 37,127
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	1,898,749,771	1,898,749,771	969,631,826
Beginning balance	$ 29,001	$ 29,001	$ 9,409
Transaction costs associated with the issue of shares			$ (5)
Ending balance, shares	1,898,749,771	1,898,749,771	1,898,749,771
Ending balance	$ 29,001	$ 29,001	$ 29,001
Ordinary shares [member] | BHP Petroleum International Pty Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares	914,768,948		914,768,948
Ordinary shares issued for the acquisition of BHPP			$ 19,265
Ordinary shares [member] | 2021 dividend [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares			14,348,997
Ordinary shares issued			$ 332